Long-Term Investment (Details) - Schedule of group’s long-term investment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity method investments
Equity method investments amount	$ 2,852,492	$ 335,448
Zhizhen Guorui [Member]
Equity method investments
Equity method investments amount	$ 2,647,593
Equity method investments Interest	37.00%
Shanghai Shenghan [Member]
Equity method investments
Equity method investments amount	$ 204,899	$ 335,448
Equity method investments Interest	16.56%	16.56%